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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for five of its series, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the six months ended March 31, 2010. These series have September 30 fiscal year end.

Date of reporting period: March 31, 2010

Item 1 - Reports to Stockholders.

Evergreen Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Growth Fund for the six-month period ended March 31, 2010 (the “period”).

Economic growth was strong throughout the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March 2010. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

1

LETTER TO SHAREHOLDERS continued

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets continued during the period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the period provided support for the equity markets to continue to move higher. Companies in the S&P 500® Index exceeded analysts’ earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in market volatility in late October and early January, volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined over the course of the period, ending at its lowest level since early 2008. Among major stock-market indices, the S&P 500® Index gained 10.6% during the period, and the Dow Jones Industrial Average rose 11.8%. The tech-heavy Nasdaq Composite Index advanced 12.9%, as the information technology sector remained one of the strongest-performing sectors.

Over the period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap Index rose 14.6%, while the Russell 1000 Index of large cap stocks advanced 11.7% and the Russell 2000 Index of small cap stocks gained 11.9%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style significantly outpaced value. Conversely, value modestly outpaced growth among small cap stocks.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to

2

LETTER TO SHAREHOLDERS continued

consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Jeffrey S. Drummond, CFA; Linda Z. Freeman, CFA; Paul Carder, CFA; Jeffrey Harrison, CFA; Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B^	Class C†	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	3.77%	4.79%	9.18%	N/A

6-month return w/o sales charge	10.13%	9.79%	10.18%	10.29%

Average annual return*

1-year with sales charge	47.00%	50.03%	55.17%	N/A

1-year w/o sales charge	56.02%	55.03%	56.17%	56.38%

5-year	2.27%	2.47%	3.07%	3.77%

10-year	0.77%	0.62%	0.79%	1.63%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.
^	As of 6/30/2009, Class B shares are closed to new investments by new and existing shareholders.
†	As of 1/31/2008, Class C is closed to new investors.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund incurs a 12b-1 fee of 0.25% for Class A, 1.00% for Class B and 0.25% for Class C. Prior to 1/31/08, the 12b-1 fees for Class C were 1.00%. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	10/1/2009	3/31/2010	During Period*

Actual
Class A	$1,000.00	$1,101.31	$ 7.12
Class B	$1,000.00	$1,097.92	$11.04
Class C	$1,000.00	$1,101.76	$ 7.13
Class I	$1,000.00	$1,102.85	$ 5.66
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.15	$ 6.84
Class B	$1,000.00	$1,014.41	$10.60
Class C	$1,000.00	$1,018.15	$ 6.84
Class I	$1,000.00	$1,019.55	$ 5.44

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.36% for Class A, 2.11% for Class B, 1.36% for Class C and 1.08% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.24	$12.20	$18.70	$17.35	$19.03	$15.41

Income from investment operations
Net investment loss	(0.07)[1]	(0.04)[1]	(0.03)[1]	(0.12)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gains or losses on investments	1.31	0.10 [2]	(3.61)	3.63	0.55	3.79

Total from investment operations	1.24	0.06	(3.64)	3.51	0.39	3.62

Distributions to shareholders from
Net realized gains	0	(0.02)	(2.84)	(2.16)	(2.07)	0
Tax basis return of capital	0	0	(0.02)	0	0	0

Total distributions to shareholders	0	(0.02)	(2.86)	(2.16)	(2.07)	0

Net asset value, end of period	$13.48	$12.24	$12.20	$18.70	$17.35	$19.03

Total return[3]	10.13%	0.53%	(22.75)%	21.93%	2.55%	23.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,634	$48,067	$56,068	$90,563	$91,606	$94,947
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[4]	1.33%	1.25%	1.25%	1.26%	1.25%
Expenses excluding waivers/reimbursements and expense reductions	1.36%[4]	1.33%	1.27%	1.26%	1.26%	1.25%
Net investment loss	(1.08)%[4]	(0.45)%	(0.24)%	(0.68)%	(0.88)%	(0.96)%
Portfolio turnover rate	44%	118%	113%	98%	91%	80%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.11	$10.16	$16.17	$15.37	$17.21	$14.04

Income from investment operations
Net investment loss	(0.09)[1]	(0.09)[1]	(0.12)[1]	(0.21)[1]	(0.25)[1]	(0.26)[1]
Net realized and unrealized gains or losses on investments	1.08	0.06 [2]	(3.03)	3.17	0.48	3.43

Total from investment operations	0.99	(0.03)	(3.15)	2.96	0.23	3.17

Distributions to shareholders from
Net realized gains	0	(0.02)	(2.84)	(2.16)	(2.07)	0
Tax basis return of capital	0	0	(0.02)	0	0	0

Total distributions to shareholders	0	(0.02)	(2.86)	(2.16)	(2.07)	0

Net asset value, end of period	$11.10	$10.11	$10.16	$16.17	$15.37	$17.21

Total return[3]	9.79%	(0.25)%	(23.37)%	21.08%	1.82%	22.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,790	$5,081	$9,637	$18,518	$18,940	$21,955
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.11%[4]	2.08%	1.99%	1.96%	1.96%	1.95%
Expenses excluding waivers/reimbursements and expense reductions	2.11%[4]	2.08%	1.99%	1.96%	1.96%	1.95%
Net investment loss	(1.83)%[4]	(1.14)%	(1.00)%	(1.39)%	(1.59)%	(1.67)%
Portfolio turnover rate	44%	118%	113%	98%	91%	80%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.22	$10.19	$16.15	$15.35	$17.19	$14.02

Income from investment operations
Net investment loss	(0.06)[1]	(0.04)[1]	(0.07)[1]	(0.21)[1]	(0.25)[1]	(0.26)[1]
Net realized and unrealized gains or losses on investments	1.10	0.09 [2]	(3.03)	3.17	0.48	3.43

Total from investment operations	1.04	0.05	(3.10)	2.96	0.23	3.17

Distributions to shareholders from
Net realized gains	0	(0.02)	(2.84)	(2.16)	(2.07)	0
Tax basis return of capital	0	0	(0.02)	0	0	0

Total distributions to shareholders	0	(0.02)	(2.86)	(2.16)	(2.07)	0

Net asset value, end of period	$11.26	$10.22	$10.19	$16.15	$15.35	$17.19

Total return[3]	10.18%	0.54%	(23.03)%	21.11%	1.82%	22.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,923	$84,874	$99,486	$167,832	$168,681	$201,363
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[4]	1.33%	1.54%	1.96%	1.96%	1.95%
Expenses excluding waivers/reimbursements and expense reductions	1.36%[4]	1.33%	1.54%	1.96%	1.96%	1.95%
Net investment loss	(1.08)%[4]	(0.45)%	(0.55)%	(1.39)%	(1.59)%	(1.67)%
Portfolio turnover rate	44%	118%	113%	98%	91%	80%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.79	$12.75	$19.37	$17.86	$19.47	$15.72

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.02)[1]	0.01	(0.07)[1]	(0.11)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	1.36	0.10 [2]	(3.77)	3.74	0.57	3.87

Total from investment operations	1.31	0.08	(3.76)	3.67	0.46	3.75

Distributions to shareholders from
Net investment income	0 [3]	(0.02)	0	0	0	0
Net realized gains	0	(0.02)	(2.84)	(2.16)	(2.07)	0
Tax basis return of capital	0	0	(0.02)	0	0	0

Total distributions to shareholders	0	(0.04)	(2.86)	(2.16)	(2.07)	0

Net asset value, end of period	$14.10	$12.79	$12.75	$19.37	$17.86	$19.47

Total return	10.29%	0.74%	(22.56)%	22.23%	2.89%	23.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$111,255	$344,313	$395,954	$621,896	$692,450	$705,901
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%[4]	1.08%	0.99%	0.96%	0.96%	0.95%
Expenses excluding waivers/reimbursements and expense reductions	1.08%[4]	1.08%	0.99%	0.96%	0.96%	0.95%
Net investment income (loss)	(0.82)%[4]	(0.20)%	0.02%	(0.39)%	(0.59)%	(0.67)%
Portfolio turnover rate	44%	118%	113%	98%	91%	80%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3	Amount represents less than $0.005 per share.
4	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 16.9%
Auto Components 0.6%
Wonder Auto Technology, Inc. * ρ	130,000	$1,375,400

Diversified Consumer Services 1.3%
Capella Education Co. *	36,400	3,379,376

Hotels, Restaurants & Leisure 3.2%
California Pizza Kitchen, Inc. *	131,000	2,199,490
P.F. Chang’s China Bistro, Inc. *	34,900	1,540,137
Shuffle Master, Inc. *	244,100	1,999,179
Texas Roadhouse, Inc., Class A *	176,400	2,450,196

		8,189,002

Household Durables 0.5%
M.D.C. Holdings, Inc.	35,400	1,225,194

Internet & Catalog Retail 1.3%
Blue Nile, Inc. * ρ	61,180	3,366,123

Media 1.3%
National CineMedia, Inc.	193,626	3,341,985

Specialty Retail 5.7%
Children’s Place Retail Stores, Inc. *	42,300	1,884,465
DSW, Inc., Class A *	99,100	2,530,023
Genesco, Inc. *	85,700	2,657,557
Hibbett Sports, Inc. * ρ	128,500	3,287,030
Lumber Liquidators Holdings, Inc. *	86,200	2,298,954
Stein Mart, Inc. *	202,300	1,826,769

		14,484,798

Textiles, Apparel & Luxury Goods 3.0%
Iconix Brand Group, Inc. *	157,400	2,417,664
The Warnaco Group, Inc. *	60,800	2,900,768
True Religion Apparel, Inc. *	75,200	2,283,072

		7,601,504

CONSUMER STAPLES 1.7%
Food Products 0.8%
Diamond Foods, Inc.	47,300	1,988,492

Personal Products 0.9%
Elizabeth Arden, Inc. *	124,600	2,242,800

ENERGY 5.2%
Energy Equipment & Services 1.7%
Core Laboratories NV	17,400	2,275,920
Matrix Service Co. *	188,606	2,029,401

		4,305,321

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.5%
Goodrich Petroleum Corp. * ρ	137,600	$2,152,064
Newfield Exploration Co. *	36,400	1,894,620
Petrohawk Energy Corp. *	130,100	2,638,428
World Fuel Services Corp.	85,680	2,282,515

		8,967,627

FINANCIALS 5.9%
Capital Markets 1.3%
Stifel Financial Corp. *	60,565	3,255,369

Commercial Banks 1.5%
First Horizon National Corp. *	210,710	2,960,477
MB Financial, Inc.	43,900	989,067

		3,949,544

Consumer Finance 1.4%
Dollar Financial Corp. *	145,500	3,500,730

Diversified Financial Services 1.7%
Encore Capital Group, Inc. *	62,800	1,033,060
Portfolio Recovery Associates, Inc. *	58,300	3,198,921

		4,231,981

HEALTH CARE 18.1%
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc. *	57,800	3,142,586
Incyte Corp. * ρ	182,300	2,544,908
Regeneron Pharmaceuticals, Inc. *	60,800	1,610,592
United Therapeutics Corp. *	32,900	1,820,357

		9,118,443

Health Care Equipment & Supplies 4.7%
Conceptus, Inc. *	59,800	1,193,608
DexCom, Inc. *	155,900	1,516,907
Inverness Medical Innovations, Inc. *	61,200	2,383,740
Natus Medical, Inc. *	37,638	598,820
NuVasive, Inc. * ρ	41,800	1,889,360
RTI Biologics, Inc. *	452,821	1,960,715
Sirona Dental Systems, Inc. *	33,900	1,289,217
Zoll Medical Corp. *	45,800	1,207,288

		12,039,655

Health Care Providers & Services 4.4%
Amedisys, Inc. * ρ	36,800	2,032,096
Emergency Medical Services Corp., Class A *	44,000	2,488,200
HMS Holdings Corp. *	50,300	2,564,797

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
IPC The Hospitalist Co., Inc. *	41,800	$1,467,598
PSS World Medical, Inc. *	56,300	1,323,613
Psychiatric Solutions, Inc. *	43,300	1,290,340

		11,166,644

Health Care Technology 3.6%
Allscripts-Misys Heathcare Solutions, Inc. * ρ	100,100	1,957,956
MedAssets, Inc. *	139,000	2,919,000
Phase Forward, Inc. *	107,600	1,406,332
SXC Health Solutions Corp. *	43,000	2,893,040

		9,176,328

Life Sciences Tools & Services 0.8%
Icon plc, ADR *	73,107	1,930,025

Pharmaceuticals 1.0%
Auxilium Pharmaceuticals, Inc. *	42,300	1,318,068
Inspire Phamaceuticals, Inc. *	182,300	1,137,552

		2,455,620

INDUSTRIALS 14.8%
Aerospace & Defense 2.5%
ARGON ST, Inc. *	78,017	2,076,032
Hexcel Corp. *	143,186	2,067,606
Stanley, Inc. *	76,800	2,172,672

		6,316,310

Air Freight & Logistics 1.9%
Atlas Air Worldwide Holdings *	61,300	3,251,965
Forward Air Corp.	59,017	1,552,147

		4,804,112

Commercial Services & Supplies 3.8%
Clean Harbors, Inc. *	24,700	1,372,332
EnerNOC, Inc. * ρ	44,378	1,317,139
InnerWorkings, Inc. *	263,100	1,368,120
Steiner Leisure, Ltd. *	71,274	3,158,864
Waste Connections, Inc. * ρ	75,500	2,563,980

		9,780,435

Construction & Engineering 1.3%
Quanta Services, Inc. *	166,900	3,197,804

Electrical Equipment 1.1%
EnerSys, Inc. *	88,200	2,175,012
Polypore International, Inc. *	38,937	679,840

		2,854,852

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.0%
RBC Bearings, Inc. *	97,047	$3,092,888
Titan International, Inc. ρ	231,600	2,021,868

		5,114,756

Trading Companies & Distributors 2.2%
Interline Brands, Inc. *	138,323	2,647,502
MSC Industrial Direct Co., Class A	57,500	2,916,400

		5,563,902

INFORMATION TECHNOLOGY 26.9%
Communications Equipment 4.0%
Adtran, Inc.	82,300	2,168,605
Blue Coat Systems, Inc. *	73,000	2,265,920
DG FastChannel, Inc. *	66,300	2,118,285
Plantronics, Inc.	110,600	3,459,568

		10,012,378

Electronic Equipment, Instruments & Components 2.0%
Benchmark Electronics, Inc. *	164,862	3,419,238
DTS, Inc. *	45,800	1,559,032

		4,978,270

Internet Software & Services 7.1%
ComScore, Inc. *	158,256	2,641,293
Constant Contact, Inc. * ρ	77,865	1,808,025
Equinix, Inc. *	19,454	1,893,652
GSI Commerce, Inc. *	57,800	1,599,326
LivePerson, Inc. *	265,942	2,039,775
NIC, Inc.	277,816	2,186,412
Rackspace Hosting, Inc. * ρ	110,400	2,067,792
Support.com, Inc. *	617,749	2,020,039
Vocus, Inc. *	107,808	1,838,127

		18,094,441

IT Services 1.8%
Alliance Data Systems Corp. * ρ	47,800	3,058,722
CyberSource Corp. *	85,000	1,499,400

		4,558,122

Semiconductors & Semiconductor Equipment 7.4%
Advanced Energy Industries, Inc. *	156,847	2,597,387
ATMI, Inc. *	119,171	2,301,192
Cavium Networks, Inc. *	122,600	3,047,836
FormFactor, Inc. *	136,500	2,424,240
Mellanox Technologies, Ltd. *	180,984	4,265,793

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
NetLogic Microsystems, Inc. *	78,700	$2,316,141
Rubicon Technology, Inc. *	89,961	1,817,212

		18,769,801

Software 4.6%
Concur Technologies, Inc. *	84,678	3,472,645
Radiant Systems, Inc. *	149,400	2,131,938
Smith Micro Software, Inc. *	123,100	1,088,204
Taleo Corp., Class A *	108,600	2,813,826
Ultimate Software Group, Inc. *	66,474	2,190,318

		11,696,931

MATERIALS 4.7%
Chemicals 3.8%
Cytec Industries, Inc.	76,700	3,584,958
Intrepid Potash, Inc. * ρ	133,538	4,050,208
Rockwood Holdings, Inc. *	78,652	2,093,716

		9,728,882

Metals & Mining 0.9%
Brush Engineered Materials, Inc. *	98,397	2,220,820

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.9%
Cbeyond, Inc. *	161,281	2,206,324

Wireless Telecommunication Services 1.2%
SBA Communications Corp., Class A *	86,200	3,109,234

Total Common Stocks (cost $177,545,933)		244,299,335

SHORT-TERM INVESTMENTS 14.0%
MUTUAL FUND SHARES 14.0%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	11,117,122	11,117,122
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	13,382,663	13,382,663
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	10,986,222	10,986,222

Total Short-Term Investments (cost $35,486,007)		35,486,007

Total Investments (cost $213,031,940) 110.3%		279,785,342
Other Assets and Liabilities (10.3%)		(26,184,211)

Net Assets 100.0%		$253,601,131

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2010:

Information Technology	27.9%
Health Care	18.8%
Consumer Discretionary	17.6%
Industrials	15.4%
Financials	6.1%
Energy	5.4%
Materials	4.9%
Telecommunication Services	2.2%
Consumer Staples	1.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $199,649,277) including $24,869,988 of securities loaned	$266,402,679
Investments in affiliated issuers, at value (cost $13,382,663)	13,382,663

Total investments	279,785,342
Segregated cash	8,962
Receivable for securities sold	2,827,581
Receivable for Fund shares sold	72,142
Dividends receivable	36,908
Receivable for securities lending income	20,591
Prepaid expenses and other assets	15,811

Total assets	282,767,337

Liabilities
Payable for securities purchased	2,340,721
Payable for Fund shares redeemed	347,279
Payable for securities on loan	26,371,901
Advisory fee payable	4,896
Distribution Plan expenses payable	1,082
Due to other related parties	718
Accrued expenses and other liabilities	99,609

Total liabilities	29,166,206

Net assets	$253,601,131

Net assets represented by
Paid-in capital	$285,549,056
Accumulated net investment loss	(1,378,865)
Accumulated net realized losses on investments	(97,322,462)
Net unrealized gains on investments	66,753,402

Total net assets	$253,601,131

Net assets consists of
Class A	$50,633,874
Class B	4,790,065
Class C	86,922,555
Class I	111,254,637

Total net assets	$253,601,131

Shares outstanding (unlimited number of shares authorized)
Class A	3,756,610
Class B	431,636
Class C	7,718,844
Class I	7,887,636

Net asset value per share
Class A	$13.48
Class A — Offering price (based on sales charge of 5.75%)	$14.30
Class B	$11.10
Class C	$11.26
Class I	$14.10

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $639)	$242,394
Securities lending	121,976
Income from affiliated issuers	1,778

Total investment income	366,148

Expenses
Advisory fee	957,610
Distribution Plan expenses
Class A	58,777
Class B	23,065
Class C	103,949
Administrative services fee	136,801
Transfer agent fees	253,846
Trustees’ fees and expenses	4,939
Printing and postage expenses	31,057
Custodian and accounting fees	37,302
Registration and filing fees	40,058
Professional fees	25,794
Other	9,597

Total expenses	1,682,795
Less: Expense reductions	(33)

Net expenses	1,682,762

Net investment loss	(1,316,614)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	58,628,865
Futures contracts	2,257,703

Net realized gains on investments	60,886,568
Net change in unrealized gains or losses on securities in unaffiliated issuers	(36,985,048)

Net realized and unrealized gains or losses on investments	23,901,520

Net increase in net assets resulting from operations	$22,584,906

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009

Operations
Net investment loss		$(1,316,614)		$(1,125,110)
Net realized gains or losses on investments		60,886,568		(92,318,121)
Net change in unrealized gains or losses on investments		(36,985,048)		76,612,601

Net increase (decrease) in net assets resulting from operations		22,584,906		(16,830,630)

Distributions to shareholders from
Net investment income
Class I		(40,111)		(608,412)
Net realized gains
Class A		0		(73,358)
Class B		0		(14,463)
Class C		0		(157,606)
Class I		0		(501,827)

Total distributions to shareholders		(40,111)		(1,355,666)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	441,075	5,514,004	759,381	7,493,092
Class B	18,068	187,391	48,557	392,989
Class C	14,424	148,647	30,892	244,762
Class I	1,627,781	20,733,813	8,107,533	82,983,144

		26,583,855		91,113,987

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	8,274	68,259
Class B	0	0	1,936	13,279
Class C	0	0	21,043	144,988
Class I	1,137	14,115	87,761	768,471

		14,115		994,997

Automatic conversion of Class B shares to Class A shares
Class A	21,896	265,445	128,612	1,269,545
Class B	(26,503)	(265,445)	(155,097)	(1,269,545)

		0		0

Payment for shares redeemed
Class A	(634,040)	(7,792,452)	(1,565,244)	(14,760,701)
Class B	(62,310)	(636,034)	(341,492)	(2,658,069)
Class C	(596,640)	(6,246,520)	(1,509,212)	(11,686,829)
Class I	(20,654,680)	(263,201,453)	(12,339,466)	(123,627,949)

		(277,876,459)		(152,733,548)

Net decrease in net assets resulting from capital share transactions		(251,278,489)		(60,624,564)

Total decrease in net assets		(228,733,694)		(78,810,860)
Net assets
Beginning of period		482,334,825		561,145,685

End of period		$253,601,131		$482,334,825

Accumulated net investment loss		$(1,378,865)		$(22,140)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class C shares are only available for purchase by existing shareholders of the Fund. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Growth Fund, increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of Class A shares. The Fund suspended payments under the distribution plan attributable to its Class C shares in accordance with regulatory requirements applicable to the distributor. However, the 0.25% service fee continues to be assessed to Class C shares of the Fund.

For the six months ended March 31, 2010, EIS received $1,509 from the sale of Class A shares and $98 and $2,969 in contingent deferred sales charges from redemptions of Class A and Class B, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $121,210,798 and $359,232,219, respectively, for the six months ended March 31, 2010.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$244,299,335	$0	$0	$244,299,335
Short-term investments	35,486,007	0	0	35,486,007

	$279,785,342	$0	$0	$279,785,342

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended March 31, 2010, the Fund loaned securities to certain brokers and earned $121,976, net of $13,713 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $24,869,988 and $26,371,901, respectively.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $219,557,056. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,302,473 and $2,074,187, respectively, with a net unrealized appreciation of $60,228,286.

As of September 30, 2009, the Fund had $93,085,914 in capital loss carryovers for federal income tax purposes with $11,778,539 expiring in 2010 and $81,307,375 expiring in 2017. Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2009, the Fund incurred and elected to defer post-October capital losses of $50,528,315.

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, the Fund entered into futures contracts for speculative purposes. As of March 31, 2010, the Fund did not have any open futures contracts but had an average contract amount of $1,607,604 in futures contracts during the six months ended March 31, 2010.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of 0.145% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Traditional Small Cap Growth Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Traditional Small Cap Growth Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

122767 566379 rv7 05/2010

Evergreen Large Company Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Large Company Growth Fund for the six-month period ended March 31, 2010 (the “period”).

Economic growth was strong throughout the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March 2010. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

1

LETTER TO SHAREHOLDERS continued

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets continued during the period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the period provided support for the equity markets to continue to move higher. Companies in the S&P 500® Index exceeded analysts’ earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in market volatility in late October and early January, volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined over the course of the period, ending at its lowest level since early 2008. Among major stock-market indices, the S&P 500® Index gained 10.6% during the period, and the Dow Jones Industrial Average rose 11.8%. The tech-heavy Nasdaq Composi te Index advanced 12.9%, as the information technology sector remained one of the strongest-performing sectors.

Over the period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap Index rose 14.6%, while the Russell 1000 Index of large cap stocks advanced 11.7% and the Russell 2000 Index of small cap stocks gained 11.9%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style significantly outpaced value. Conversely, value modestly outpaced growth among small cap stocks.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to

2

LETTER TO SHAREHOLDERS continued

consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	8.64%	9.80%	13.75%	N/A

6-month return w/o sales charge	15.26%	14.80%	14.75%	15.31%

Average annual return*

1-year with sales charge	38.19%	40.59%	44.53%	N/A

1-year w/o sales charge	46.71%	45.59%	45.53%	46.98%

5-year	5.10%	5.27%	5.58%	6.61%

10-year	-2.85%	-2.98%	-2.99%	-2.02%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,152.55	$5.74
Class B	$1,000.00	$1,148.04	$9.75
Class C	$1,000.00	$1,147.54	$9.74
Class I	$1,000.00	$1,153.06	$4.46
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.60	$5.39
Class B	$1,000.00	$1,015.86	$9.15
Class C	$1,000.00	$1,015.86	$9.15
Class I	$1,000.00	$1,020.79	$4.18

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.82% for Class B, 1.82% for Class C and 0.83% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.23	$7.20	$8.50	$6.96	$6.66	$5.96

Income from investment operations
Net investment income (loss)	0.01	0.05 [1]	0.03 [1]	0.01 [1]	0 [1]	0.01 [1]
Net realized and unrealized gains or losses on investments	1.09	0.02 [2]	(1.33)	1.53	0.31	0.69

Total from investment operations	1.10	0.07	(1.30)	1.54	0.31	0.70

Distributions to shareholders from
Net investment income	(0.05)	(0.04)	0 [3]	0	(0.01)	0

Net asset value, end of period	$8.28	$7.23	$7.20	$8.50	$6.96	$6.66

Total return[4]	15.26%	1.04%	(15.25)%	22.13%	4.65%	11.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$311,363	$268,422	$276,771	$361,051	$341,511	$370,926
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.07%[5]	1.12%	1.07%	1.10%	1.14%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.07%[5]	1.12%	1.09%	1.12%	1.14%	1.15%
Net investment income (loss)	0.30%[5]	0.86%	0.44%	0.10%	(0.01)%	0.18%
Portfolio turnover rate	3%	24%	39%	21%	117%	120%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Amount represents less than $0.005 per share.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.62	$6.60	$7.85	$6.47	$6.23	$5.61

Income from investment operations
Net investment income (loss)	(0.02)[1]	0.01 [1]	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.03)[1]
Net realized and unrealized gains or losses on investments	1.00	0.01 [2]	(1.23)	1.42	0.29	0.65

Total from investment operations	0.98	0.02	(1.25)	1.38	0.24	0.62

Net asset value, end of period	$7.60	$6.62	$6.60	$7.85	$6.47	$6.23

Total return[3]	14.80%	0.30%	(15.92)%	21.33%	3.85%	11.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,439	$7,951	$10,489	$16,694	$17,986	$21,949
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.82%[4]	1.87%	1.81%	1.82%	1.84%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.82%[4]	1.87%	1.81%	1.82%	1.84%	1.85%
Net investment income (loss)	(0.45)%[4]	0.11%	(0.31)%	(0.61)%	(0.71)%	(0.50)%
Portfolio turnover rate	3%	24%	39%	21%	117%	120%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.62	$6.59	$7.84	$6.47	$6.23	$5.61

Income from investment operations
Net investment income (loss)	(0.02)[1]	0 [1]	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.03)[1]
Net realized and unrealized gains or losses on investments	1.00	0.03 [2]	(1.23)	1.41	0.29	0.65

Total from investment operations	0.98	0.03	(1.25)	1.37	0.24	0.62

Distributions to shareholders from
Net investment income	(0.02)	0	0	0	0	0

Net asset value, end of period	$7.58	$6.62	$6.59	$7.84	$6.47	$6.23

Total return[3]	14.75%	0.46%	(15.94)%	21.17%	3.85%	11.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,434	$13,717	$10,046	$10,058	$8,397	$8,799
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.82%[4]	1.87%	1.82%	1.82%	1.84%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.82%[4]	1.87%	1.82%	1.82%	1.84%	1.85%
Net investment income (loss)	(0.43)%[4]	0.08%	(0.30)%	(0.61)%	(0.71)%	(0.53)%
Portfolio turnover rate	3%	24%	39%	21%	117%	120%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.24	$7.22	$8.53	$6.96	$6.67	$5.94

Income from investment operations
Net investment income	0.02 [1]	0.06 [1]	0.05 [1]	0.03 [1]	0.02 [1]	0.03 [1]
Net realized and unrealized gains or losses on investments	1.08	0.02 [2]	(1.33)	1.54	0.30	0.70

Total from investment operations	1.10	0.08	(1.28)	1.57	0.32	0.73

Distributions to shareholders from
Net investment income	(0.06)	(0.06)	(0.03)	0	(0.03)	0

Net asset value, end of period	$8.28	$7.24	$7.22	$8.53	$6.96	$6.67

Total return	15.31%	1.28%	(15.07)%	22.56%	4.81%	12.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,244	$11,335	$6,321	$11,197	$13,605	$14,685
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%[3]	0.87%	0.81%	0.82%	0.84%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.83%[3]	0.87%	0.81%	0.82%	0.84%	0.85%
Net investment income	0.62%[3]	1.04%	0.68%	0.39%	0.29%	0.49%
Portfolio turnover rate	3%	24%	39%	21%	117%	120%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 14.9%
Internet & Catalog Retail 7.2%
Amazon.com, Inc. *	190,351	$25,836,341

Media 2.4%
Omnicom Group, Inc.	224,613	8,717,231

Multiline Retail 0.8%
Target Corp.	58,100	3,056,060

Specialty Retail 2.5%
Home Depot, Inc.	184,500	5,968,575
Lowe’s Cos.	119,400	2,894,256

		8,862,831

Textiles, Apparel & Luxury Goods 2.0%
Timberland Co., Class A *	328,100	7,001,654

CONSUMER STAPLES 7.1%
Beverages 3.7%
Coca-Cola Co.	154,666	8,506,630
Diageo plc, ADR	74,040	4,993,998

		13,500,628

Household Products 3.4%
Clorox Co.	94,088	6,034,804
Procter & Gamble Co.	96,435	6,101,443

		12,136,247

ENERGY 3.6%
Energy Equipment & Services 3.2%
Schlumberger, Ltd.	152,200	9,658,612
Weatherford International, Ltd. *	112,700	1,787,422

		11,446,034

Oil, Gas & Consumable Fuels 0.4%
Chevron Corp.	9,496	720,082
ConocoPhillips	15,103	772,820

		1,492,902

FINANCIALS 17.5%
Capital Markets 5.6%
Legg Mason, Inc.	321,148	9,207,313
SEI Investments Co.	504,401	11,081,690

		20,289,003

Consumer Finance 11.1%
American Express Co.	369,100	15,229,066
Visa, Inc., Class A	268,300	24,423,349

		39,652,415

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 0.8%
Marsh & McLennan Cos.	115,148	$2,811,914

HEALTH CARE 19.2%
Biotechnology 8.2%
Amgen, Inc. *	226,800	13,553,568
Biogen Idec, Inc. *	276,855	15,880,403

		29,433,971

Health Care Equipment & Supplies 5.0%
Medtronic, Inc.	159,847	7,197,910
Zimmer Holdings, Inc. *	182,019	10,775,525

		17,973,435

Health Care Providers & Services 0.5%
WellPoint, Inc. *	27,923	1,797,683

Pharmaceuticals 5.5%
Merck & Co., Inc.	213,108	7,959,584
Novartis AG, ADR	212,723	11,508,314

		19,467,898

INDUSTRIALS 7.6%
Air Freight & Logistics 7.6%
Expeditors International of Washington, Inc.	318,800	11,770,096
United Parcel Service, Inc., Class B	239,900	15,451,959

		27,222,055

INFORMATION TECHNOLOGY 29.1%
Communications Equipment 6.4%
Cisco Systems, Inc. *	462,300	12,033,669
QUALCOMM, Inc.	262,658	11,029,009

		23,062,678

Internet Software & Services 6.8%
Google, Inc., Class A *	42,580	24,143,286

IT Services 1.5%
Automatic Data Processing, Inc.	119,793	5,327,195

Semiconductors & Semiconductor Equipment 4.3%
Altera Corp.	496,814	12,077,548
Analog Devices, Inc.	115,400	3,325,828

		15,403,376

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 10.1%
FactSet Research Systems, Inc.	150,900	$11,071,533
Microsoft Corp.	307,799	9,009,277
Oracle Corp.	628,028	16,134,039

		36,214,849

Total Common Stocks (cost $288,805,509)		354,849,686

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $2,359,009)	2,359,009	2,359,009

Total Investments (cost $291,164,518) 99.6%		357,208,695
Other Assets and Liabilities 0.4%		1,272,667

Net Assets 100.0%		$358,481,362

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investements by sector as of March 31, 2010:

Information Technology	29.3%
Health Care	19.4%
Financials	17.6%
Consumer Discretionary	15.1%
Industrials	7.7%
Consumer Staples	7.2%
Energy	3.7%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $288,805,509)	$354,849,686
Investments in affiliated issuers, at value (cost $2,359,009)	2,359,009

Total investments	357,208,695
Receivable for Fund shares sold	855,166
Dividends receivable	776,560
Receivable for securities lending income	10,611
Prepaid expenses and other assets	121,214

Total assets	358,972,246

Liabilities
Payable for Fund shares redeemed	424,848
Advisory fee payable	5,025
Distribution Plan expenses payable	2,877
Due to other related parties	3,313
Trustees’ fees and expenses payable	32,352
Accrued expenses and other liabilities	22,469

Total liabilities	490,884

Net assets	$358,481,362

Net assets represented by
Paid-in capital	$367,920,034
Undistributed net investment income	404,274
Accumulated net realized losses on investments	(75,887,123)
Net unrealized gains on investments	66,044,177

Total net assets	$358,481,362

Net assets consists of
Class A	$311,363,191
Class B	8,439,480
Class C	18,434,269
Class I	20,244,422

Total net assets	$358,481,362

Shares outstanding (unlimited number of shares authorized)
Class A	37,620,227
Class B	1,110,712
Class C	2,432,700
Class I	2,443,538

Net asset value per share
Class A	$8.28
Class A — Offering price (based on sales charge of 5.75%)	$8.79
Class B	$7.60
Class C	$7.58
Class I	$8.28

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $119,977)	$2,266,513
Securities lending	15,470
Income from affiliated issuers	686

Total investment income	2,282,669

Expenses
Advisory fee	843,269
Distribution Plan expenses
Class A	364,987
Class B	40,719
Class C	79,337
Administrative services fee	165,347
Transfer agent fees	229,024
Trustees’ fees and expenses	2,387
Printing and postage expenses	19,880
Custodian and accounting fees	41,052
Registration and filing fees	37,296
Professional fees	16,977
Other	4,925

Total expenses	1,845,200
Less: Expense reductions	(35)

Net expenses	1,845,165

Net investment income	437,504

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	913,888
Foreign currency related transactions	(13)

Net realized gains on investments	913,875
Net change in unrealized gains or losses on securities in unaffiliated issuers	44,819,932

Net realized and unrealized gains or losses on investments	45,733,807

Net increase in net assets resulting from operations	$46,171,311

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009

Operations
Net investment income		$437,504		$2,020,263
Net realized gains or losses on investments		913,875		(14,374,848)
Net change in unrealized gains or losses on investments		44,819,932		13,220,743

Net increase in net assets resulting from operations		46,171,311		866,158

Distributions to shareholders from
Net investment income
Class A		(1,872,577)		(1,331,237)
Class C		(34,306)		0
Class I		(113,001)		(42,823)

Total distributions to shareholders		(2,019,884)		(1,374,060)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,774,340	21,831,845	3,041,606	18,812,931
Class B	33,775	244,035	339,029	1,819,345
Class C	516,679	3,737,637	1,350,015	7,559,367
Class I	1,054,191	8,272,052	1,145,464	7,437,548

		34,085,569		35,629,191

Net asset value of shares issued in reinvestment of distributions
Class A	204,308	1,597,685	200,939	1,141,331
Class C	3,540	25,385	0	0
Class I	11,388	89,058	1,223	6,945

		1,712,128		1,148,276

Automatic conversion of Class B shares to Class A shares
Class A	21,826	164,204	284,079	1,710,249
Class B	(23,849)	(164,204)	(309,654)	(1,710,249)

		0		0

Payment for shares redeemed
Class A	(2,494,738)	(19,568,841)	(4,869,216)	(29,318,435)
Class B	(99,842)	(709,395)	(419,246)	(2,281,784)
Class C	(159,970)	(1,143,105)	(801,008)	(4,251,455)
Class I	(186,713)	(1,471,082)	(457,675)	(2,621,319)

		(22,892,423)		(38,472,993)

Net increase (decrease) in net assets resulting from capital share transactions		12,905,274		(1,695,526)

Total increase (decrease) in net assets		57,056,701		(2,203,428)
Net assets
Beginning of period		301,424,661		303,628,089

End of period		$358,481,362		$301,424,661

Undistributed net investment income		$404,274		$1,986,654

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves a distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended March 31, 2010, EIS received $18,179 from the sale of Class A shares and $6,147 and $422 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $22,101,720 and $11,284,124, respectively, for the six months ended March 31, 2010.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$354,849,686	$0	$0	$354,849,686
Short-term investments	2,359,009	0	0	2,359,009

	$357,208,695	$0	$0	$357,208,695

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended March 31, 2010, the Fund loaned securities to certain brokers and earned $15,470, net of $1,339 paid to Wachovia Global Securities Lending as the securities lending agent.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $291,899,902. The gross unrealized appreciation and depreciation on securities based on tax cost was $78,636,107 and $13,327,314, respectively, with a net unrealized appreciation of $65,308,793.

As of September 30, 2009 the Fund had $63,677,014 in capital loss carryovers for federal income tax purposes with $24,379,268 expiring in 2010, $37,876,227 expiring in 2011 and $1,421,519 expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2009, the Fund incurred and elected to defer post-October losses of $12,388,598.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Premier Large Company Growth Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Premier Large Company Growth Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

24

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

122768 566380 rv7 05/2010

Evergreen Mid Cap Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Mid Cap Growth Fund for the six-month period ended March 31, 2010 (the “period”).

Economic growth was strong throughout the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March 2010. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

1

LETTER TO SHAREHOLDERS continued

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets continued during the period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the period provided support for the equity markets to continue to move higher. Companies in the S&P 500® Index exceeded analysts’ earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in market volatility in late October and early January, volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined over the course of the period, ending at its lowest level since early 2008. Among major stock-market indices, the S&P 500® Index gained 10.6% during the period, and the Dow Jones Industrial Average rose 11.8%. The tech-heavy Nasdaq Composite Index advanced 12.9%, as the information technology sector remained one of the strongest-performing sectors.

Over the period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap Index rose 14.6%, while the Russell 1000 Index of large cap stocks advanced 11.7% and the Russell 2000 Index of small cap stocks gained 11.9%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style significantly outpaced value. Conversely, value modestly outpaced growth among small cap stocks.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to

2

LETTER TO SHAREHOLDERS continued

consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Robert C. Junkin, CPA; Lori S. Evans; Julian J. Johnson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	6.16%	7.44%	11.20%	N/A

6-month return w/o sales charge	12.61%	12.44%	12.20%	12.93%

Average annual return*

1-year with sales charge	40.85%	43.23%	46.91%	N/A

1-year w/o sales charge	49.25%	48.23%	47.91%	49.60%

5-year	-0.31%	-0.23%	0.15%	1.14%

10-year	-3.16%	-3.27%	-3.27%	-2.32%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

All data is as of March 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,126.13	$5.99
Class B	$1,000.00	$1,124.39	$9.96
Class C	$1,000.00	$1,121.95	$9.95
Class I	$1,000.00	$1,129.33	$4.67
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.30	$5.69
Class B	$1,000.00	$1,015.56	$9.45
Class C	$1,000.00	$1,015.56	$9.45
Class I	$1,000.00	$1,020.54	$4.43

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.88% for Class B, 1.88% for Class C and 0.88% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.44	$4.94	$7.01	$5.55	$5.44	$4.65

Income from investment operations
Net investment income (loss)	0	0.01	(0.01)[1]	(0.01)	(0.02)	(0.03)
Net realized and unrealized gains or losses on investments	0.56	(0.43)	(1.80)	1.47	0.13	0.82

Total from investment operations	0.56	(0.42)	(1.81)	1.46	0.11	0.79

Distributions to shareholders from
Net investment income	0	(0.05)	(0.09)	0	0	0
Net realized gains	0	(0.03)	(0.17)	0	0	0

Total distributions to shareholders	0	(0.08)	(0.26)	0	0	0

Net asset value, end of period	$5.00	$4.44	$4.94	$7.01	$5.55	$5.44

Total return[2]	12.61%	(8.05)%	(26.74)%	26.31%	2.02%	16.99%

Ratios and supplemental data
Net assets, end of period (millions)	$317	$296	$354	$540	$506	$564
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%[3]	1.09%	0.93%	1.06%	1.09%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[3]	1.19%	1.05%	1.07%	1.09%	1.13%
Net investment income (loss)	(0.22)%[3]	0.05%	(0.14)%	(0.36)%	(0.34)%	(0.68)%
Portfolio turnover rate	36%	41%	114%	89%	110%	141%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.10	$4.53	$6.45	$5.15	$5.08	$4.37

Income from investment operations
Net investment loss	(0.02)[1]	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	0.53	(0.38)	(1.67)	1.36	0.12	0.78

Total from investment operations	0.51	(0.40)	(1.72)	1.30	0.07	0.71

Distributions to shareholders from
Net investment income	0	0	(0.03)	0	0	0
Net realized gains	0	(0.03)	(0.17)	0	0	0

Total distributions to shareholders	0	(0.03)	(0.20)	0	0	0

Net asset value, end of period	$4.61	$4.10	$4.53	$6.45	$5.15	$5.08

Total return[2]	12.44%	(8.68)%	(27.41)%	25.24%	1.38%	16.25%

Ratios and supplemental data
Net assets, end of period (millions)	$7	$7	$11	$21	$21	$27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%[3]	1.83%	1.68%	1.78%	1.79%	1.83%
Expenses excluding waivers/reimbursements and expense reductions	1.88%[3]	1.93%	1.78%	1.78%	1.79%	1.83%
Net investment loss	(0.97)%[3]	(0.68)%	(0.89)%	(1.08)%	(1.04)%	(1.38)%
Portfolio turnover rate	36%	41%	114%	89%	110%	141%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.10	$4.53	$6.45	$5.15	$5.08	$4.37

Income from investment operations
Net investment loss	(0.02)	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	0.52	(0.38)	(1.66)	1.36	0.12	0.78

Total from investment operations	0.50	(0.40)	(1.71)	1.30	0.07	0.71

Distributions to shareholders from
Net investment income	0	0	(0.04)	0	0	0
Net realized gains	0	(0.03)	(0.17)	0	0	0

Total distributions to shareholders	0	(0.03)	(0.21)	0	0	0

Net asset value, end of period	$4.60	$4.10	$4.53	$6.45	$5.15	$5.08

Total return[2]	12.20%	(8.68)%	(27.26)%	25.24%	1.38%	16.25%

Ratios and supplemental data
Net assets, end of period (millions)	$5	$5	$5	$7	$6	$7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%[3]	1.84%	1.68%	1.78%	1.79%	1.83%
Expenses excluding waivers/reimbursements and expense reductions	1.88%[3]	1.94%	1.78%	1.78%	1.79%	1.83%
Net investment loss	(0.97)%[3]	(0.72)%	(0.89)%	(1.09)%	(1.04)%	(1.38)%
Portfolio turnover rate	36%	41%	114%	89%	110%	141%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.57	$5.10	$7.24	$5.72	$5.59	$4.76

Income from investment operations
Net investment income (loss)	0	0.07	0.01 [1]	0 [1]	(0.01)	(0.02)
Net realized and unrealized gains or losses on investments	0.59	(0.50)	(1.87)	1.52	0.14	0.85

Total from investment operations	0.59	(0.43)	(1.86)	1.52	0.13	0.83

Distributions to shareholders from
Net investment income	(0.01)	(0.07)	(0.11)	0	0	0
Net realized gains	0	(0.03)	(0.17)	0	0	0

Total distributions to shareholders	(0.01)	(0.10)	(0.28)	0	0	0

Net asset value, end of period	$5.15	$4.57	$5.10	$7.24	$5.72	$5.59

Total return	12.93%	(7.92)%	(26.62)%	26.57%	2.33%	17.44%

Ratios and supplemental data
Net assets, end of period (millions)	$28	$26	$77	$94	$114	$86
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[2]	0.82%	0.69%	0.78%	0.79%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[2]	0.92%	0.79%	0.78%	0.79%	0.83%
Net investment income (loss)	0.03%[2]	0.33%	0.10%	(0.08)%	(0.03)%	(0.38)%
Portfolio turnover rate	36%	41%	114%	89%	110%	141%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 20.3%
Diversified Consumer Services 2.9%
ITT Educational Services, Inc. *	24,000	$2,699,520
Strayer Education, Inc. ρ	31,500	7,670,880

		10,370,400

Hotels, Restaurants & Leisure 1.5%
WMS Industries, Inc. *	129,600	5,435,424

Internet & Catalog Retail 4.2%
Liberty Media Holding Corp. – Interactive, Ser. A *	297,400	4,553,194
priceline.com, Inc. *	40,200	10,251,000

		14,804,194

Media 1.0%
Walt Disney Co.	105,147	3,670,682

Specialty Retail 4.9%
Aeropostale, Inc. *	191,250	5,513,738
Chico’s FAS, Inc. *	522,700	7,537,334
Ross Stores, Inc.	81,400	4,352,458

		17,403,530

Textiles, Apparel & Luxury Goods 5.8%
Coach, Inc.	210,422	8,315,877
Deckers Outdoor Corp. *	29,100	4,015,800
Hanesbrands, Inc. *	305,700	8,504,574

		20,836,251

CONSUMER STAPLES 7.1%
Food & Staples Retailing 2.1%
Whole Foods Market, Inc. *	211,500	7,645,725

Food Products 3.0%
Del Monte Foods Co.	403,400	5,889,640
Hershey Co.	109,600	4,691,976

		10,581,616

Household Products 2.0%
Church & Dwight Co.	74,900	5,014,555
Energizer Holdings, Inc. *	34,900	2,190,324

		7,204,879

ENERGY 3.8%
Energy Equipment & Services 3.8%
Cameron International Corp. *	128,200	5,494,652
National Oilwell Varco, Inc. *	108,500	4,402,930
Oceaneering International, Inc. *	59,300	3,764,957

		13,662,539

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 0.0%
Alpha Natural Resources, Inc. *	1	$50

FINANCIALS 5.7%
Capital Markets 3.0%
BlackRock, Inc. ρ	18,000	3,919,680
INVESCO, Ltd.	305,900	6,702,269

		10,621,949

Insurance 1.7%
Torchmark Corp.	52,400	2,803,924
Unum Group	135,800	3,363,766

		6,167,690

Real Estate Investment Trusts (REITs) 1.0%
Health Care REIT, Inc.	79,400	3,591,262

HEALTH CARE 13.1%
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc. *	76,000	4,132,120
Cephalon, Inc. *	69,000	4,676,820

		8,808,940

Health Care Equipment & Supplies 5.0%
Becton, Dickinson & Co.	51,600	4,062,468
Edwards Lifesciences Corp. *	46,400	4,588,032
Inverness Medical Innovations, Inc. *	129,300	5,036,235
St. Jude Medical, Inc. *	102,200	4,195,310

		17,882,045

Health Care Providers & Services 2.9%
Express Scripts, Inc. *	64,900	6,604,224
Medco Health Solutions, Inc. *	61,400	3,963,984

		10,568,208

Life Sciences Tools & Services 1.6%
Life Technologies Corp. *	109,300	5,713,111

Pharmaceuticals 1.1%
Forest Laboratories, Inc. *	121,100	3,797,696

INDUSTRIALS 17.1%
Aerospace & Defense 3.4%
Goodrich Corp.	95,700	6,748,764
ITT Corp.	95,900	5,141,199

		11,889,963

Construction & Engineering 1.9%
Jacobs Engineering Group, Inc. *	152,200	6,877,918

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 3.2%
Cooper Industries plc	133,100	$6,380,814
GrafTech International, Ltd. *	374,100	5,113,947

		11,494,761

Machinery 5.1%
Cummins, Inc.	104,400	6,467,580
Joy Global, Inc.	94,700	5,360,020
Pall Corp.	158,100	6,401,469

		18,229,069

Professional Services 1.8%
Dun & Bradstreet Corp.	86,100	6,407,562

Trading Companies & Distributors 1.7%
W.W. Grainger, Inc.	56,100	6,065,532

INFORMATION TECHNOLOGY 21.5%
Communications Equipment 4.5%
F5 Networks, Inc. *	153,128	9,418,903
NICE-Systems, Ltd., ADS *	212,100	6,734,175

		16,153,078

Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	87,200	3,678,968

IT Services 6.7%
Cognizant Technology Solutions Corp., Class A *	198,000	10,094,040
Fiserv, Inc. *	69,100	3,507,516
Global Payments, Inc.	124,600	5,675,530
SAIC, Inc. *	171,300	3,032,010
Western Union Co.	95,900	1,626,464

		23,935,560

Semiconductors & Semiconductor Equipment 6.3%
Altera Corp.	333,000	8,095,230
Broadcom Corp., Class A *	209,400	6,947,892
Marvell Technology Group, Ltd. *	368,100	7,501,878

		22,545,000

Software 2.9%
Ansys, Inc. *	167,100	7,208,694
McAfee, Inc. *	78,200	3,138,166

		10,346,860

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 6.7%
Chemicals 4.5%
Agrium, Inc.	109,200	$7,712,796
Airgas, Inc.	52,400	3,333,688
CF Industries Holdings, Inc.	54,300	4,951,074

		15,997,558

Metals & Mining 2.2%
Steel Dynamics, Inc.	452,800	7,910,416

TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
American Tower Corp., Class A *	125,400	5,343,294

UTILITIES 1.5%
Independent Power Producers & Energy Traders 0.8%
AES Corp. *	251,600	2,767,600

Multi-Utilities 0.7%
CMS Energy Corp.	171,100	2,645,206

Total Common Stocks (cost $293,681,680)		351,054,536

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	4,968,990	4,968,990
Evergreen Institutional Money Market Fund, Class I, 0.01% q ρρ ø	8,054,544	8,054,544
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	4,910,482	4,910,482

Total Short-Term Investments (cost $17,934,016)		17,934,016

Total Investments (cost $311,615,696) 103.3%		368,988,552
Other Assets and Liabilities (3.3%)		(11,649,852)

Net Assets 100.0%		$357,338,700

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADS	American Depository Shares

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

The following table shows the percent of total long-term investments by sector as of March 31, 2010:

Information Technology	21.9%
Consumer Discretionary	20.7%
Industrials	17.4%
Health Care	13.3%
Consumer Staples	7.2%
Materials	6.8%
Financials	5.8%
Energy	3.9%
Utilities	1.5%
Telecommunication Services	1.5%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $303,561,152) including $10,733,568 of securities loaned	$360,934,008
Investments in affiliated issuers, at value (cost $8,054,544)	8,054,544

Total investments	368,988,552
Segregated cash	4,006
Receivable for Fund shares sold	209,910
Dividends receivable	128,943
Receivable for securities lending income	14,380
Prepaid expenses and other assets	75,766

Total assets	369,421,557

Liabilities
Payable for Fund shares redeemed	191,025
Payable for securities on loan	11,787,378
Advisory fee payable	5,022
Distribution Plan expenses payable	2,526
Due to other related parties	2,926
Trustees’ fees and expenses payable	41,378
Printing and postage expenses payable	38,095
Accrued expenses and other liabilities	14,507

Total liabilities	12,082,857

Net assets	$357,338,700

Net assets represented by
Paid-in capital	$404,593,308
Accumulated net investment loss	(424,053)
Accumulated net realized losses on investments	(104,203,411)
Net unrealized gains on investments	57,372,856

Total net assets	$357,338,700

Net assets consists of
Class A	$317,108,062
Class B	7,190,278
Class C	5,186,496
Class I	27,853,864

Total net assets	$357,338,700

Shares outstanding (unlimited number of shares authorized)
Class A	63,379,824
Class B	1,560,970
Class C	1,127,127
Class I	5,408,809

Net asset value per share
Class A	$5.00
Class A — Offering price (based on sales charge of 5.75%)	$5.31
Class B	$4.61
Class C	$4.60
Class I	$5.15

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

Investment income
Dividends	$1,520,673
Securities lending	18,908
Income from affiliated issuers	2,183

Total investment income	1,541,764

Expenses
Advisory fee	860,154
Distribution Plan expenses
Class A	374,259
Class B	34,696
Class C	23,847
Administrative services fee	168,658
Transfer agent fees	302,334
Trustees’ fees and expenses	4,759
Printing and postage expenses	39,342
Custodian and accounting fees	49,227
Registration and filing fees	39,294
Professional fees	15,788
Other	6,221

Total expenses	1,918,579
Less: Expense reductions	(36)

Net expenses	1,918,543

Net investment loss	(376,779)

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(7,349,427)
Net change in unrealized gains or losses on securities in unaffiliated issuers	48,733,116

Net realized and unrealized gains or losses on investments	41,383,689

Net increase in net assets resulting from operations	$41,006,910

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009

Operations
Net investment income (loss)		$(376,779)		$158,630
Net realized losses on investments		(7,349,427)		(94,052,748)
Net change in unrealized gains or losses on investments		48,733,116		47,621,759

Net increase (decrease) in net assets resulting from operations		41,006,910		(46,272,359)

Distributions to shareholders from
Net investment income
Class A		0		(3,594,908)
Class I		(56,143)		(534,242)
Net realized gains
Class A		0		(1,954,848)
Class B		0		(64,846)
Class C		0		(27,093)
Class I		0		(216,273)

Total distributions to shareholders		(56,143)		(6,392,210)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	614,632	2,822,421	801,271	2,879,591
Class B	24,095	104,066	197,880	664,764
Class C	121,990	517,459	418,766	1,452,776
Class I	1,221,757	5,875,390	3,323,311	12,828,163

		9,319,336		17,825,294

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	1,356,780	4,672,373
Class B	0	0	19,649	60,911
Class C	0	0	7,261	22,509
Class I	987	4,600	74,993	266,504

		4,600		5,022,297

Automatic conversion of Class B shares to Class A shares
Class A	46,249	208,286	393,184	1,467,400
Class B	(50,106)	(208,286)	(424,750)	(1,467,400)

		0		0

Payment for shares redeemed
Class A	(3,899,339)	(18,025,300)	(7,579,616)	(27,830,607)
Class B	(149,990)	(643,570)	(553,316)	(1,877,336)
Class C	(110,536)	(475,661)	(341,415)	(1,151,128)
Class I	(1,415,798)	(6,780,793)	(12,908,978)	(52,979,146)

		(25,925,324)		(83,838,217)

Net decrease in net assets resulting from capital share transactions		(16,601,388)		(60,990,626)

Total increase (decrease) in net assets		24,349,379		(113,655,195)
Net assets
Beginning of period		332,989,321		446,644,516

End of period		$357,338,700		$332,989,321

Undistributed net investment income (accumulated net investment loss)		$(424,053)		$8,869

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended March 31, 2010, EIS received $1,334 from the sale of Class A shares and $5,641 and $280 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $117,680,171 and $128,623,167, respectively, for the six months ended March 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$351,054,536	$0	$0	$351,054,536
Short-term investments	17,934,016	0	0	17,934,016

	$368,988,552	$0	$0	$368,988,552

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended March 31, 2010, the Fund loaned securities to certain brokers and earned $18,908, net of $2,142 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $10,733,568 and $11,787,378, respectively.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $311,912,279. The gross unrealized appreciation and depreciation on securities based on tax cost was $65,285,510 and $8,209,237, respectively, with a net unrealized appreciation of $57,076,273.

As of September 30, 2009, the Fund had $11,082,219 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2009, the Fund incurred and elected to defer post-October losses of $85,279,067.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Mid Cap Growth Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Mid Cap Growth Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

122769 569842 rv6 05/2010

Evergreen Omega Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Omega Fund for the six-month period ended March 31, 2010 (the “period”).

Economic growth was strong throughout the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March 2010. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

LETTER TO SHAREHOLDERS continued

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets continued during the period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the period provided support for the equity markets to continue to move higher. Companies in the S&P 500® Index exceeded analysts’ earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in market volatility in late October and early January, volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined over the course of the period, ending at its lowest level since early 2008. Among major stock-market indices, the S&P 500® Index gained 10.6% during the period, and the Dow Jones Industrial Average rose 11.8%. The tech-heavy Nasdaq Composite Index advanced 12.9%, as the information technology sector remained one of the strongest-performing sectors.

Over the period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap Index rose 14.6%, while the Russell 1000 Index of large cap stocks advanced 11.7% and the Russell 2000 Index of small cap stocks gained 11.9%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style significantly outpaced value. Conversely, value modestly outpaced growth among small cap stocks.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to

LETTER TO SHAREHOLDERS continued

consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales charge	7.04%	8.12%	12.14%	N/A	N/A

6-month return w/o sales charge	13.57%	13.12%	13.14%	13.71%	13.42%

Average annual return*

1-year with sales charge	39.58%	41.95%	46.00%	N/A	N/A

1-year w/o sales charge	48.09%	46.95%	47.00%	48.47%	47.70%

5-year	4.98%	5.13%	5.46%	6.52%	5.99%

10-year	-2.30%	-2.44%	-2.43%	-1.45%	-1.85%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Class R prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,135.70	$7.13
Class B	$1,000.00	$1,131.23	$11.05
Class C	$1,000.00	$1,131.38	$11.11
Class I	$1,000.00	$1,137.12	$5.81
Class R	$1,000.00	$1,134.16	$8.46
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.25	$6.74
Class B	$1,000.00	$1,014.56	$10.45
Class C	$1,000.00	$1,014.51	$10.50
Class I	$1,000.00	$1,019.50	$5.49
Class R	$1,000.00	$1,017.00	$8.00

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.34% for Class A, 2.08% for Class B, 2.09% for Class C, 1.09% for Class I and 1.59% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$28.44	$27.26	$31.44	$25.60	$25.54	$23.00

Income from investment operations
Net investment income (loss)	(0.02)[1]	0.18 [1]	0.05 [1]	(0.11)[1]	(0.15)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	3.87	1.00	(4.23)	5.95	0.21	2.66

Total from investment operations	3.85	1.18	(4.18)	5.84	0.06	2.54

Distributions to shareholders from
Net investment income	(0.19)	0	0	0	0	0

Net asset value, end of period	$32.10	$28.44	$27.26	$31.44	$25.60	$25.54

Total return[2]	13.57%	4.33%	(13.30)%	22.81%	0.23%	11.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$511,173	$460,082	$465,952	$595,296	$520,421	$449,639
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.34%[3]	1.39%	1.37%	1.40%	1.42%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.34%[3]	1.48%	1.44%	1.46%	1.51%	1.48%
Net investment income (loss)	(0.14)%[3]	0.79%	0.16%	(0.38)%	(0.57)%	(0.49)%
Portfolio turnover rate	5%	26%	44%	23%	128%	134%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.46	$23.62	$27.45	$22.51	$22.62	$20.51

Income from investment operations
Net investment income (loss)	(0.12)[1]	0.02 [1]	(0.15)[1]	(0.27)[1]	(0.29)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	3.33	0.82	(3.68)	5.21	0.18	2.36

Total from investment operations	3.21	0.84	(3.83)	4.94	(0.11)	2.11

Net asset value, end of period	$27.67	$24.46	$23.62	$27.45	$22.51	$22.62

Total return[2]	13.12%	3.56%	(13.95)%	21.95%	(0.49)%	10.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,167	$51,984	$85,008	$183,129	$311,011	$437,122
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.08%[3]	2.13%	2.11%	2.11%	2.12%	2.14%
Expenses excluding waivers/reimbursements and expense reductions	2.08%[3]	2.22%	2.16%	2.15%	2.21%	2.18%
Net investment income (loss)	(0.90)%[3]	0.10%	(0.61)%	(1.08)%	(1.27)%	(1.17)%
Portfolio turnover rate	5%	26%	44%	23%	128%	134%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.53	$23.69	$27.52	$22.57	$22.67	$20.57

Income from investment operations
Net investment income (loss)	(0.12)	0 [1]	(0.15)[1]	(0.27)[1]	(0.29)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	3.34	0.84	(3.68)	5.22	0.19	2.35

Total from investment operations	3.22	0.84	(3.83)	4.95	(0.10)	2.10

Distributions to shareholders from
Net investment income	(0.02)	0	0	0	0	0

Net asset value, end of period	$27.73	$24.53	$23.69	$27.52	$22.57	$22.67

Total return[2]	13.14%	3.55%	(13.92)%	21.93%	(0.44)%	10.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,536	$43,806	$40,829	$54,982	$64,042	$92,223
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.09%[3]	2.14%	2.11%	2.11%	2.12%	2.14%
Expenses excluding waivers/reimbursements and expense reductions	2.09%[3]	2.23%	2.16%	2.15%	2.21%	2.18%
Net investment income (loss)	(0.89)%[3]	0.02%	(0.58)%	(1.09)%	(1.27)%	(1.15)%
Portfolio turnover rate	5%	26%	44%	23%	128%	134%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$29.39	$28.10	$32.32	$26.25	$26.10	$23.44

Income from investment operations
Net investment income (loss)	0.21	0.24 [1]	0.13 [1]	(0.03)[1]	(0.08)[1]	(0.04)[1]
Net realized and unrealized gains or losses on investments	3.80	1.05	(4.35)	6.10	0.23	2.70

Total from investment operations	4.01	1.29	(4.22)	6.07	0.15	2.66

Distributions to shareholders from
Net investment income	(0.25)	0	0	0	0	0

Net asset value, end of period	$33.15	$29.39	$28.10	$32.32	$26.25	$26.10

Total return	13.71%	4.59%	(13.06)%	23.12%	0.57%	11.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,220	$32,437	$23,910	$16,503	$16,344	$10,526
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%[2]	1.14%	1.12%	1.11%	1.12%	1.14%
Expenses excluding waivers/reimbursements and expense reductions	1.09%[2]	1.23%	1.17%	1.15%	1.21%	1.18%
Net investment income (loss)	0.12%[2]	1.00%	0.42%	(0.09)%	(0.30)%	(0.15)%
Portfolio turnover rate	5%	26%	44%	23%	128%	134%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS R	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$28.09	$26.99	$31.20	$25.47	$25.46	$22.97

Income from investment operations
Net investment income (loss)	(0.06)	0.08 [1]	(0.02)[1]	(0.14)[1]	(0.19)[1]	(0.24)[1]
Net realized and unrealized gains or losses on investments	3.82	1.02	(4.19)	5.87	0.20	2.73

Total from investment operations	3.76	1.10	(4.21)	5.73	0.01	2.49

Distributions to shareholders from
Net investment income	(0.18)	0	0	0	0	0

Net asset value, end of period	$31.67	$28.09	$26.99	$31.20	$25.47	$25.46

Total return	13.42%	4.08%	(13.49)%	22.50%	0.04%	10.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,604	$838	$84	$63	$445	$385
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[2]	1.67%	1.61%	1.61%	1.62%	1.63%
Expenses excluding waivers/reimbursements and expense reductions	1.59%[2]	1.76%	1.66%	1.65%	1.71%	1.67%
Net investment income (loss)	(0.33)%[2]	0.35%	(0.08)%	(0.53)%	(0.75)%	(0.98)%
Portfolio turnover rate	5%	26%	44%	23%	128%	134%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 17.3%
Internet & Catalog Retail 10.7%
Amazon.com, Inc. *	331,529	$44,998,432
Blue Nile, Inc. * ρ	438,584	24,130,892

		69,129,324

Media 1.7%
Omnicom Group, Inc.	288,690	11,204,059

Multiline Retail 0.8%
Target Corp.	96,002	5,049,705

Specialty Retail 0.8%
Home Depot, Inc.	165,450	5,352,307

Textiles, Apparel & Luxury Goods 3.3%
Timberland Co., Class A *	984,650	21,012,431

CONSUMER STAPLES 5.5%
Beverages 0.8%
Coca-Cola Co.	89,239	4,908,145

Food Products 2.4%
McCormick & Co., Inc.	411,550	15,787,058

Household Products 2.3%
Clorox Co.	158,519	10,167,408
Procter & Gamble Co.	73,992	4,681,474

		14,848,882

ENERGY 3.7%
Energy Equipment & Services 3.5%
Schlumberger, Ltd.	278,218	17,655,714
Weatherford International, Ltd. *	297,200	4,713,592

		22,369,306

Oil, Gas & Consumable Fuels 0.2%
Chevron Corp.	8,092	613,616
ConocoPhillips	12,033	615,729

		1,229,345

FINANCIALS 19.4%
Capital Markets 7.4%
Legg Mason, Inc.	603,267	17,295,665
SEI Investments Co.	1,386,655	30,464,810

		47,760,475

Consumer Finance 7.8%
American Express Co.	351,000	14,482,260
Visa, Inc., Class A	398,400	36,266,352

		50,748,612

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.3%
MSCI, Inc., Class A *	588,100	$21,230,410

Insurance 0.9%
Marsh & McLennan Cos.	230,487	5,628,493

HEALTH CARE 17.0%
Biotechnology 7.5%
Amgen, Inc. *	324,506	19,392,478
Biogen Idec, Inc. *	503,363	28,872,902

		48,265,380

Health Care Equipment & Supplies 4.8%
Medtronic, Inc.	218,618	9,844,368
Zimmer Holdings, Inc. *	357,743	21,178,386

		31,022,754

Health Care Providers & Services 0.2%
WellPoint, Inc. *	22,907	1,474,753

Pharmaceuticals 4.5%
Merck & Co., Inc.	290,884	10,864,518
Novartis AG, ADR ρ	330,263	17,867,228

		28,731,746

INDUSTRIALS 8.6%
Air Freight & Logistics 7.1%
Expeditors International of Washington, Inc.	817,861	30,195,428
United Parcel Service, Inc., Class B	247,700	15,954,357

		46,149,785

Professional Services 1.5%
CoStar Group, Inc. *	155,500	6,456,360
Verisk Analytics, Inc., Class A *	111,722	3,150,561

		9,606,921

INFORMATION TECHNOLOGY 28.0%
Communications Equipment 4.4%
Cisco Systems, Inc. *	472,215	12,291,757
QUALCOMM, Inc.	388,784	16,325,040

		28,616,797

Internet Software & Services 5.1%
Google, Inc., Class A *	58,435	33,133,229

IT Services 1.2%
Automatic Data Processing, Inc.	173,347	7,708,741

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 6.9%
Altera Corp.	1,232,374	$29,959,012
Analog Devices, Inc.	209,000	6,023,380
Linear Technology Corp. ρ	301,600	8,529,248

		44,511,640

Software 10.4%
FactSet Research Systems, Inc. ρ	385,800	28,306,146
Microsoft Corp.	423,385	12,392,479
Oracle Corp.	1,027,031	26,384,426

		67,083,051

Total Common Stocks (cost $513,133,082)		642,563,349

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	17,651,521	17,651,521
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	6,763,291	6,763,291
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	1,987,511	1,987,511
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	17,443,682	17,443,682

Total Short-Term Investments (cost $43,846,005)		43,846,005

Total Investments (cost $556,979,087) 106.3%		686,409,354
Other Assets and Liabilities (6.3%)		(40,710,144)

Net Assets 100.0%		$645,699,210

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2010:

Information Technology	28.2%
Financials	19.5%
Consumer Discretionary	17.4%
Health Care	17.0%
Industrials	8.7%
Consumer Staples	5.5%
Energy	3.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $548,228,285) including $40,591,198 of securities loaned	$677,658,552
Investments in affiliated issuers, at value (cost $8,750,802)	8,750,802

Total investments	686,409,354
Segregated cash	14,232
Receivable for Fund shares sold	1,325,453
Dividends receivable	1,018,357
Receivable for securities lending income	20,352
Prepaid expenses and other assets	71,760

Total assets	688,859,508

Liabilities
Payable for Fund shares redeemed	1,174,267
Payable for securities on loan	41,872,726
Advisory fee payable	9,241
Distribution Plan expenses payable	6,338
Due to other related parties	5,723
Accrued expenses and other liabilities	92,003

Total liabilities	43,160,298

Net assets	$645,699,210

Net assets represented by
Paid-in capital	$950,721,088
Overdistributed net investment loss	(819,870)
Accumulated net realized losses on investments	(433,632,275)
Net unrealized gains on investments	129,430,267

Total net assets	$645,699,210

Net assets consists of
Class A	$511,172,917
Class B	52,166,649
Class C	49,535,733
Class I	31,220,313
Class R	1,603,598

Total net assets	$645,699,210

Shares outstanding (unlimited number of shares authorized)
Class A	15,924,436
Class B	1,885,019
Class C	1,786,475
Class I	941,901
Class R	50,628

Net asset value per share
Class A	$32.10
Class A — Offering price (based on sales charge of 5.75%)	$34.06
Class B	$27.67
Class C	$27.73
Class I	$33.15
Class R	$31.67

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $99,605)	$3,616,644
Securities lending	42,434
Income from affiliated issuers	1,196

Total investment income	3,660,274

Expenses
Advisory fee	1,598,495
Distribution Plan expenses
Class A	609,217
Class B	255,722
Class C	233,851
Class R	3,117
Administrative services fee	307,403
Transfer agent fees	1,199,752
Trustees’ fees and expenses	6,634
Printing and postage expenses	69,005
Custodian and accounting fees	72,791
Registration and filing fees	43,813
Professional fees	26,018
Interest expense	48
Other	11,643

Total expenses	4,437,509
Less: Expense reductions	(65)

Net expenses	4,437,444

Net investment loss	(777,170)

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	349,881
Net change in unrealized gains or losses on securities in unaffiliated issuers	78,290,782

Net realized and unrealized gains or losses on investments	78,640,663

Net increase in net assets resulting from operations	$77,863,493

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010		Year Ended
	(unaudited)		September 30, 2009

Operations
Net investment income (loss)		$(777,170)		$3,302,572
Net realized gains or losses on investments		349,881		(37,534,588)
Net change in unrealized gains or losses on investments		78,290,782		47,129,070

Net increase in net assets resulting from operations		77,863,493		12,897,054

Distributions to shareholders from
Net investment income
Class A		(3,039,350)		0
Class C		(38,379)		0
Class I		(216,128)		0
Class R		(8,005)		0

Total distributions to shareholders		(3,301,862)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	854,710	25,972,168	1,147,772	27,740,191
Class B	18,337	485,303	181,477	3,496,619
Class C	146,305	3,826,974	412,479	8,601,221
Class I	412,422	12,654,944	448,507	11,306,125
Class R	30,964	919,370	102,631	2,415,251

		43,858,759		53,559,407

Net asset value of shares issued in reinvestment of distributions
Class A	92,412	2,785,288	0	0
Class C	1,150	30,010	0	0
Class I	6,244	194,202	0	0
Class R	169	5,026	0	0

		3,014,526		0

Automatic conversion of Class B shares to Class A shares
Class A	79,937	2,327,970	826,492	18,988,798
Class B	(92,988)	(2,327,970)	(957,225)	(18,988,798)

		0		0

Payment for shares redeemed
Class A	(1,279,069)	(38,792,061)	(2,889,525)	(65,971,047)
Class B	(165,549)	(4,299,294)	(697,389)	(13,569,375)
Class C	(146,949)	(3,853,574)	(350,181)	(6,917,725)
Class I	(580,509)	(17,624,562)	(195,688)	(4,830,031)
Class R	(10,347)	(314,422)	(75,911)	(1,804,408)

		(64,883,913)		(93,092,586)

Net decrease in net assets resulting from capital share transactions		(18,010,628)		(39,533,179)

Total increase (decrease) in net assets		56,551,003		(26,636,125)
Net assets
Beginning of period		589,148,207		615,784,332

End of period		$645,699,210		$589,148,207

Undistributed (overdistributed) net investment income (loss)		$(819,870)		$3,259,162

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Omega Fund, increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended March 31, 2010, EIS received $17,763 from the sale of Class A shares and $1,882, $36,681 and $1,745 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $31,576,724 and $50,668,712, respectively, for the six months ended March 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$642,563,349	$0	$0	$642,563,349
Short-term investments	43,846,005	0	0	43,846,005

	$686,409,354	$0	$0	$686,409,354

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended March 31, 2010, the Fund loaned securities to certain brokers and earned $42,434, net of $4,800 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $40,591,198 and $41,872,726, respectively.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $558,753,761. The gross unrealized appreciation and depreciation on securities based on tax cost was $153,176,197 and $25,520,604, respectively, with a net unrealized appreciation of $127,655,593.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of September 30, 2009, the Fund had $400,398,111 in capital loss carryovers for federal income tax purposes with $196,908,105 expiring in 2010, $199,421,027 expiring in 2011 and $4,068,979 expiring in 2017. Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2009, the Fund incurred and elected to defer post-October losses of $31,899,202.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata.

During the six months ended March 31, 2010, the Fund had average borrowings outstanding of $3,288 (on an annualized basis) at a rate of 1.46% and paid interest of $48.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Omega Growth Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Omega Growth Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

122770 566382 rv7 05/2010

Evergreen Small-Mid Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Small-Mid Growth Fund for the six-month period ended March 31, 2010 (the “period”).

Economic growth was strong throughout the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March 2010. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

1

LETTER TO SHAREHOLDERS continued

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets continued during the period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the period provided support for the equity markets to continue to move higher. Companies in the S&P 500® Index exceeded analysts’ earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in market volatility in late October and early January, volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined over the course of the period, ending at its lowest level since early 2008. Among major stock-market indices, the S&P 500® Index gained 10.6% during the period, and the Dow Jones Industrial Average rose 11.8%. The tech-heavy Nasdaq Composite Index advanced 12.9%, as the information technology sector remained one of the strongest-performing sectors.

Over the period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap Index rose 14.6%, while the Russell 1000 Index of large cap stocks advanced 11.7% and the Russell 2000 Index of small cap stocks gained 11.9%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style significantly outpaced value. Conversely, value modestly outpaced growth among small cap stocks.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to

2

LETTER TO SHAREHOLDERS continued

consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Robert C. Junkin, CPA; Lori S. Evans; Julian J. Johnson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/11/2005

	Class A	Class I
Class inception date	10/11/2005	10/11/2005

Nasdaq symbol	ESMGX	ESMIX

6-month return with sales charge	4.96%	N/A

6-month return w/o sales charge	11.37%	11.56%

Average annual return*

1-year with sales charge	39.58%	N/A

1-year w/o sales charge	48.13%	48.70%

Since portfolio inception	4.87%	6.53%

Maximum sales charge	5.75%	N/A
	Front-end

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Small-Mid Growth Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Russell 2500 Growth Index (Russell 2500 Growth) and the Consumer Price Index (CPI).

The Russell 2500 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,113.72	$6.43
Class I	$1,000.00	$1,115.56	$5.12
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.85	$6.14
Class I	$1,000.00	$1,020.09	$4.89

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.22% for Class A and 0.97% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS A	(unaudited)	2009	2008	2007	2006[1]

Net asset value, beginning of period	$10.64	$10.64	$14.73	$11.53	$10.00

Income from investment operations
Net investment loss	(0.04)	(0.05)	(0.08)	(0.11)[2]	(0.05)
Net realized and unrealized gains or losses on investments	1.25	0.05	(2.59)	3.31	1.58

Total from investment operations	1.21	0	(2.67)	3.20	1.53

Distributions to shareholders from
Net realized gains	0	0	(1.36)	0	0
Tax basis return of capital	0	0	(0.06)	0	0

Total distributions to shareholders	0	0	(1.42)	0	0

Net asset value, end of period	$11.85	$10.64	$10.64	$14.73	$11.53

Total return[3]	11.37%	0%	(20.01)%	27.75%	15.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,597	$24,441	$26,497	$45,706	$3
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.22%[4]	1.22%	1.18%	1.17%	1.18%[4,5]
Expenses excluding waivers/reimbursements and expense reductions	1.50%[4]	1.69%	1.33%	1.28%	1.99%[4]
Net investment loss	(0.67)%[4]	(0.55)%	(0.48)%	(0.79)%	(0.66)%[4]
Portfolio turnover rate	26%	69%	129%	192%	132%

1	For the period from October 11, 2005 (commencement of class operations), to September 30, 2006.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Including the expense reductions, the ratio would be 1.17%.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS I	(unaudited)	2009	2008	2007	2006[1]

Net asset value, beginning of period	$10.73	$10.71	$14.77	$11.54	$10.00

Income from investment operations
Net investment loss	(0.02)[2]	(0.04)	(0.03)[2]	(0.06)[2]	(0.02)
Net realized and unrealized gains or losses on investments	1.26	0.06	(2.61)	3.30	1.56

Total from investment operations	1.24	0.02	(2.64)	3.24	1.54

Distributions to shareholders from
Net investment income	0	0	0	(0.01)	0
Net realized gains	0	0	(1.36)	0	0
Tax basis return of capital	0	0	(0.06)	0	0

Total distributions to shareholders	0	0	(1.42)	(0.01)	0

Net asset value, end of period	$11.97	$10.73	$10.71	$14.77	$11.54

Total return	11.56%	0.19%	(19.72)%	28.11%	15.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,365	$24,710	$17,489	$140,931	$22,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[3]	0.97%	0.92%	0.92%	0.93%[3,4]
Expenses excluding waivers/reimbursements and expense reductions	1.25%[3]	1.44%	1.04%	0.98%	1.74%[3]
Net investment loss	(0.42)%[3]	(0.35)%	(0.27)%	(0.42)%	(0.37)%[3]
Portfolio turnover rate	26%	69%	129%	192%	132%

1	For the period from October, 11, 2005 (commencement of class operations), to September 30, 2006.
2	Per share amount is based on average shares outstanding during the period.
3	Annualized
4	Including the expense reductions, the ratio would be 0.92%.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 23.6%
Diversified Consumer Services 4.2%
Capella Education Co. *	10,857	$1,007,964
Strayer Education, Inc. ρ	3,200	779,264

		1,787,228

Hotels, Restaurants & Leisure 3.6%
Buffalo Wild Wings, Inc. *	20,148	969,320
Penn National Gaming, Inc. *	20,300	564,340

		1,533,660

Internet & Catalog Retail 2.5%
priceline.com, Inc. *	4,300	1,096,500

Specialty Retail 7.6%
Aeropostale, Inc. *	29,000	836,070
Chico’s FAS, Inc. *	61,200	882,504
Guess?, Inc.	21,200	995,976
O’Reilly Automotive, Inc. *	13,200	550,572

		3,265,122

Textiles, Apparel & Luxury Goods 5.7%
Hanesbrands, Inc. *	44,500	1,237,990
Lululemon Athletica, Inc ρ *	29,000	1,203,500

		2,441,490

CONSUMER STAPLES 1.9%
Personal Products 1.9%
Alberto-Culver Co.	30,600	800,190

ENERGY 6.1%
Oil, Gas & Consumable Fuels 6.1%
Continental Resources, Inc. *	24,400	1,038,220
Denbury Resources, Inc. *	40,477	682,847
Southwestern Energy Co. *	21,756	885,904

		2,606,971

FINANCIALS 3.4%
Capital Markets 2.1%
INVESCO, Ltd.	40,900	896,119

Thrifts & Mortgage Finance 1.3%
NewAlliance Bancshares, Inc.	46,600	588,092

HEALTH CARE 16.7%
Biotechnology 4.0%
Alexion Pharmaceuticals, Inc. *	13,400	728,558
Cephalon, Inc. *	8,200	555,796
Myriad Genetics, Inc. *	17,900	430,495

		1,714,849

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.1%
ArthroCare Corp. *	15,500	$460,660
ResMed, Inc. *	13,800	878,370

		1,339,030

Life Sciences Tools & Services 3.6%
AMAG Pharmaceuticals, Inc. * ρ	9,800	342,118
Life Technologies Corp. *	8,200	428,614
Qiagen NV * ρ	33,700	774,763

		1,545,495

Pharmaceuticals 6.0%
King Pharmaceuticals, Inc. *	52,800	620,928
MAP Pharmaceuticals, Inc. *	28,600	454,454
Shire, Ltd., ADS	11,500	758,540
Warner Chilcott plc *	28,900	738,395

		2,572,317

INDUSTRIALS 12.9%
Commercial Services & Supplies 1.0%
EnerNOC, Inc. * ρ	14,100	418,488

Electrical Equipment 5.3%
EnerSys, Inc. *	17,300	426,618
General Cable Corp. *	22,200	599,400
GrafTech International, Ltd. *	30,600	418,302
Roper Industries, Inc.	14,740	852,562

		2,296,882

Machinery 3.5%
Manitowoc Co.	68,300	887,900
Wabtec	14,300	602,316

		1,490,216

Professional Services 1.2%
Dun & Bradstreet Corp.	7,100	528,382

Trading Companies & Distributors 1.9%
MSC Industrial Direct Co., Class A	16,325	828,004

INFORMATION TECHNOLOGY 24.3%
Communications Equipment 4.4%
F5 Networks, Inc. *	17,957	1,104,535
NICE-Systems, Ltd., ADS *	25,108	797,179

		1,901,714

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.6%
Quantum Corp. *	235,600	$619,628
Synaptics, Inc. * ρ	17,500	483,175

		1,102,803

Electronic Equipment, Instruments & Components 3.7%
Flir Systems, Inc. *	26,400	744,480
Itron, Inc. *	11,832	858,648

		1,603,128

Internet Software & Services 1.4%
VistaPrint, Ltd. *	10,100	578,225

IT Services 2.1%
Syntel, Inc.	23,369	899,006

Semiconductors & Semiconductor Equipment 7.7%
Monolithic Power Systems, Inc. *	31,894	711,236
NetLogic Microsystems, Inc. *	45,800	1,347,894
Power Integrations, Inc. *	30,500	1,256,600

		3,315,730

Software 2.4%
Ansys, Inc. *	23,800	1,026,732

MATERIALS 4.1%
Chemicals 3.2%
CF Industries Holdings, Inc.	6,500	592,670
Scotts Miracle-Gro Co., Class A	17,000	787,950

		1,380,620

Metals & Mining 0.9%
Steel Dynamics, Inc.	22,100	386,087

TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
NII Holdings, Inc. *	19,000	791,540

Total Common Stocks (cost $30,335,341)		40,734,620

EXCHANGE TRADED FUND 3.5%
iShares Russell 2000 Growth Index Fund ρ (cost $1,366,874)	20,657	1,512,919

SHORT-TERM INVESTMENTS 14.3%
MUTUAL FUND SHARES 14.3%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	2,189,599	2,189,599
Evergreen Institutional Money Market Fund, Class I , 0.01% q ρρ ø	1,793,972	1,793,972
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	2,163,817	2,163,817

Total Short-Term Investments (cost $6,147,388)		6,147,388

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

Value

Total Investments (cost $37,849,603) 112.6%	$48,394,927
Other Assets and Liabilities (12.6%)	(5,432,674)

Net Assets 100.0%	$42,962,253

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADS	American Depository Shares

The following table shows the percent of total long-term investments by sector as of March 31, 2010:

Information Technology	24.7%
Consumer Discretionary	23.9%
Health Care	17.0%
Industrials	13.2%
Energy	6.2%
Materials	4.2%
Financials	3.5%
Consumer Staples	1.9%
Telecommunication Services	1.8%
Other	3.6%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $36,055,631) including $5,022,760 of securities loaned	$46,600,955
Investments in affiliated issuers, at value (cost $1,793,972)	1,793,972

Total investments	48,394,927
Cash	26,737
Segregated cash	1,766
Receivable for Fund shares sold	10,559
Dividends receivable	10,664
Receivable for securities lending income	6,548
Prepaid expenses and other assets	30,061

Total assets	48,481,262

Liabilities
Payable for Fund shares redeemed	301,717
Payable for securities on loan	5,194,141
Advisory fee payable	535
Distribution Plan expenses payable	183
Due to other related parties	684
Accrued expenses and other liabilities	21,749

Total liabilities	5,519,009

Net assets	$42,962,253

Net assets represented by
Paid-in capital	$40,217,513
Undistributed net investment loss	(132,736)
Accumulated net realized losses on investments	(7,667,848)
Net unrealized gains on investments	10,545,324

Total net assets	$42,962,253

Net assets consists of
Class A	$26,596,900
Class I	16,365,353

Total net assets	$42,962,253

Shares outstanding (unlimited number of shares authorized)
Class A	2,244,222
Class I	1,367,039

Net asset value per share
Class A	$11.85
Class A — Offering price (based on sales charge of 5.75%)	$12.57
Class I	$11.97

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

Investment income
Dividends	$83,931
Securities lending	47,985
Income from affiliated issuers	288

Total investment income	132,204

Expenses
Advisory fee	168,144
Distribution Plan expenses	31,282
Administrative services fee	24,020
Transfer agent fees	49,937
Trustees’ fees and expenses	1,327
Printing and postage expenses	10,768
Custodian and accounting fees	8,869
Registration and filing fees	24,245
Professional fees	12,119
Interest expense	120
Other	565

Total expenses	331,396
Less: Expense reductions	(5)
Fee waivers	(66,990)

Net expenses	264,401

Net investment loss	(132,197)

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	2,236,699
Net change in unrealized gains or losses on securities in unaffiliated issuers	3,213,060

Net realized and unrealized gains or losses on investments	5,449,759

Net increase in net assets resulting from operations	$5,317,562

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010		Year Ended
	(unaudited)		September 30, 2009

Operations
Net investment loss		$(132,197)		$(168,597)
Net realized gains or losses on investments		2,236,699		(8,924,992)
Net change in unrealized gains or losses on investments		3,213,060		10,080,296

Net increase in net assets resulting from operations		5,317,562		986,707

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	157,066	1,733,594	338,880	3,116,497
Class I	212,637	2,319,753	1,457,647	12,523,625

		4,053,347		15,640,122

Payment for shares redeemed
Class A	(210,441)	(2,320,809)	(531,015)	(4,498,432)
Class I	(1,148,075)	(13,239,625)	(788,731)	(6,962,493)

		(15,560,434)		(11,460,925)

Net increase (decrease) in net assets resulting from capital share transactions		(11,507,087)		4,179,197

Total increase (decrease) in net assets		(6,189,525)		5,165,904
Net assets
Beginning of period		49,151,778		43,985,874

End of period		$42,962,253		$49,151,778

Undistributed net investment loss		$(132,736)		$(539)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small-Mid Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $66,990.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended March 31, 2010, EIS received $2,660 from the sale of Class A shares and $4,205 in contingent deferred sales charges from redemptions of Class A shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $11,615,223 and $22,155,768, respectively, for the six months ended March 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$40,734,620	$0	$0	$40,734,620
Exchange traded funds	1,512,919	0	0	1,512,919
Short-term investments	6,147,388	0	0	6,147,388

	$48,394,927	$0	$0	$48,394,927

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended March 31, 2010, the Fund loaned securities to certain brokers and earned $47,985, net of $5,275 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $5,022,760 and $5,194,141, respectively.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $38,533,264. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,818,514 and $956,851, respectively, with a net unrealized appreciation of $9,861,663.

As of September 30, 2009, the Fund had $1,578,401 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2009, the Fund incurred and elected to defer post-October losses of $7,253,129.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata.

During the six months ended March 31, 2010, the Fund had average borrowings outstanding of $8,274 (on an annualized basis) at an average rate of 1.45% and paid interest of $120.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Growth Opportunities Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Growth Opportunities Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

24

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

122771 576004 rv4 05/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: May 28, 2010